INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
	Software	Trademarks	Customer relationships	Technology	Others	Goodwill	Total
	USD thousands
Cost
Balance as of January 1, 2021	24,095	36,639	48,340	46,818	2,159	152,861	310,912
Exchange rate differences	(25)	(272)	(374)	(166)	(17)	(1,338)	(2,192)
Additions	4,966	-	-	-	-	-	4,966
Disposals	(5,084)	-	-	-	-	-	(5,084)
Business combinations	735	-	-	6,540	-	5,189	12,464
Balance as of December 31, 2021	24,687	36,367	47,966	53,192	2,142	156,712	321,066
Exchange rate differences	(50)	(1,262)	(1,341)	(548)	(114)	(3,216)	(6,531)
Additions	8,750	-	-	-	-	-	8,750
Disposals	(1,199)	(19,570)	(2,393)	(4,851)	-	-	(28,013)
Business combinations (see Note 20)	-	7,654	29,169	85,684	-	92,244	214,751

Balance as of December 31, 2022	32,188	23,189	73,401	133,477	2,028	245,740	510,023

Amortization
Balance as of January 1, 2021	14,446	20,636	17,195	32,033	2,102	-	86,412
Exchange rate differences	(8)	(170)	(256)	(21)	(21)	-	(476)
Additions	5,522	9,320	9,142	7,949	61	-	31,994
Disposals	(5,084)	-	-	-	-	-	(5,084)
Balance as of December 31, 2021	14,876	29,786	26,081	39,961	2,142	-	112,846
Exchange rate differences	2	(585)	(800)	(198)	(114)	-	(1,695)
Additions	6,189	2,514	9,289	10,257	-	-	28,249
Disposals	(659)	(19,570)	(2,393)	(4,851)	-	-	(27,473)

Balance as of December 31, 2022	20,408	12,145	32,177	45,169	2,028	-	111,927

Carrying amounts
As of December 31, 2021	9,811	6,581	21,885	13,231	-	156,712	208,220
As of December 31, 2022	11,780	11,044	41,224	88,308	-	245,740	398,096

Disclosure of cash flow projections includes specific estimates explanatory
2022
%
Increase Pre-tax discount rate	224%
Decrease Terminal value growth rate	100%